DEFERRED REVENUE - Disclosure of Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contract liabilities at beginning of period	$ 205,418	$ 18,661
Cash received	285,751	245,510
Amount recognized as revenue	(120,896)	(65,394)
Accrued interest	26,527	6,641
Current balance	67,427	40,878
Non-current balance	329,373	164,540
Contract liabilities at end of period	396,800	205,418
Contract liabilities, advance sale	100,000	25,000
Contract liabilities, prepaid	50,000	75,000
Stream arrangements
Disclosure of contingent liabilities [line items]
Contract liabilities at beginning of period	105,418	18,661
Cash received	135,751	100,510
Amount recognized as revenue	(20,896)	(20,394)
Accrued interest	16,809	6,641
Current balance	7,621	15,878
Non-current balance	229,461	89,540
Contract liabilities at end of period	237,082	105,418
Accrued interest capitalized	16,800	6,600
Gold prepays and advance sales
Disclosure of contingent liabilities [line items]
Contract liabilities at beginning of period	100,000	0
Cash received	150,000	145,000
Amount recognized as revenue	(100,000)	(45,000)
Accrued interest	9,718	0
Current balance	59,806	25,000
Non-current balance	99,912	75,000
Contract liabilities at end of period	$ 159,718	$ 100,000